Note 3 - Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Comprehensive Income (Loss) [Table Text Block]
	For the years ended December 31,
	2019			2018			2017
	Before	Tax	Net	Before	Tax	Net	Before	Tax	Net
(Dollars in thousands )	Tax	Effect	of Tax	Tax	Effect	of Tax	Tax	Effect	of Tax
Securities available for sale:
Unrealized gains (losses) arising during the period	$1,585	443	1,142	(94)	(25)	(69)	33	12	21
Reclassification of certain income tax effects from accumulated other comprehensive income (1)	0	0	0	0	0	0	0	(158)	158
Other comprehensive income (loss)	$1,585	443	1,142	(94)	(25)	(69)	33	170	(137)